November 10, 2016

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:        Forethought Life Insurance Company

Separate Account A (“Registrant”)

File No. 333-205718:  ForeInvestors Choice Variable Annuity

File No. 333-206448:  ForeInvestors Choice Variable Annuity – I Share

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.   The Prospectus Supplements included in the above-referenced Registration Statements, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from the Prospectus Supplements contained in the Registrant’s most recent post-effective amendments; and

2.   The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on November 9, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote

Victoria L. Fote
Associate, Legal